ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of Accounts payable and Accrued Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule Of Accrued Liabilities [Line Items]
Accounts payable and other payables	$ 2,771	17,263	8,514
Salary and wages	1,627	10,130	7,896
Accrued expenses			32
Accounts payable and accrued expenses	$ 4,398	27,393	16,442